Average Annual Total Returns - Victory RS Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(8.18%)	6.98%	7.42%	(8.61%)	3.97%	5.10%	(4.55%)	4.89%	5.44%	(4.30%)	7.42%	7.23%	(2.95%)	7.84%	7.63%	(2.37%)	8.51%	8.31%	4.96%	9.73%	10.49%